Summary of significant accounting policies (Details 2)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Little New Star [Member] USD ($)	Jun. 30, 2013 Little New Star [Member] CNY	Jun. 30, 2012 Little New Star [Member] CNY	Jun. 30, 2011 Little New Star [Member] CNY	Jun. 30, 2013 Wentai Education Group [Member] USD ($)	Jun. 30, 2013 Wentai Education Group [Member] CNY	Jun. 30, 2012 Wentai Education Group [Member] CNY	Jun. 30, 2011 Wentai Education Group [Member] CNY	Jun. 30, 2013 Yuanbo [Member] USD ($)	Jun. 30, 2013 Yuanbo [Member] CNY	Jun. 30, 2012 Yuanbo [Member] CNY	Jun. 30, 2011 Yuanbo [Member] CNY
Goodwill, gross		132,880,809		114,132,679			56,597,146	56,597,146			46,428,415	46,428,415			29,855,248	11,107,118
Accumulated impairment loss	(9,000,000)	(57,393,867)	(9,000,000)	(57,393,867)			(44,707,404)	(44,707,404)			(12,686,463)	(12,686,463)			0	0
Balance	$ 12,299,498	75,486,942		56,738,812	103,025,561	$ 1,937,260	11,889,742	11,889,742	56,597,146	$ 5,497,760	33,741,952	33,741,952	46,428,415	$ 4,864,478	29,855,248	11,107,118	0